Note 4 - Securities	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at April 30, 2024, the Bank held securities totalling $103.8 million ( October 31, 2023 - $167.9 million), including accrued interest, comprised of a series of Government of Canada Bonds for $102.9 million with a face value totaling $103.0 million, a weighted average yield of 4.23%, and maturing between May 1, 2024 and May 1, 2025.